NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		84 Months Ended
	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from public offering	$ 8,500	$ 40,000	$ 9,600	$ 17,000			$ 1,583,000			$ 17,200		$ 309,400
Cash and cash equivalents					$ 45,257		$ 25,178	$ 45,257		25,178	$ 32,363	$ 25,178
Operating expenses					$ 4,381	$ 5,842		$ 17,654	$ 20,302	$ 26,702	$ 38,856